SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

	December 31,	December 31,
	2024	2023
Current assets	$-	$485,789
Property and equipment, net	-	71,121
Right of Use Lease Assets, net	-	119,056
Other non-current assets	-	-
Total assets	-	675,966
Total current liabilities	-	6,836,474
Total non-current liabilities	-	386,329

	For the years ended
	December 31,
	2024	2023	2022
Revenue	$86,646	$2,457,246	$1,738,752
Cost of revenue	42,201	747,206	1,309,778
Operating expenses	658,505	2,988,017	2,667,254
Net loss	(395,303)	(1,435,993)	(2,695,110)

	December 31,
	2024	2023	2022
Net cash provided by (used in) operating activities	$(52,074)	$(199,661)	$238,434
Net cash used in investing activities	-	(1,745)	-
Net cash provided by (used in) financing activities	194,748	111,051	(856,123)
Effect of changes of foreign exchange rate on cash	(146,410)	(2,711)	292,532
Net decrease in cash and cash equivalents	(3,736)	(93,066)	(325,157)

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Estimated Useful Life
Computers and accessories	3 years
Vehicle	5 years
Office Equipment	5 years
Leasehold improvement	5 years

SCHEDULE OF NET REVENUE

The following table sets forth the breakdown of our net revenue for the years ended December 31, 2024, 2023 and 2022.

	For the years ended December 31
	2024		2023		2022
	Net	% of total	Net	% of total	Net	% of total
Product category	revenue	revenue	revenue	revenue	revenue	Revenue
Functional skincare products	$60,227	38.0%	$-	-	$-	-
Grains, oil, and spices	$35,574	22.4%	$98,336	0.9%	$473,481	4.3%
Beverages, alcohol and tea	$28,534	18.0%	$1,527,256	13.9%	$300,799	2.6%
Other food	$10,001	6.3%	$643,524	5.9%	$726,158	6.6%
Course Services	$5,820	3.7%	$-	-	$-	-
Health Products	$5,792	3.7%	$-	-	$-	-
Meat, poultry and eggs	$5,546	3.5%	$42,616	0.4%	$269,880	2.6%
Fresh fruits and vegetables	$6,337	4.0%	$74,009	0.7%	$311,594	2.8%
Groceries	$439	0.3%	$126,459	1.2%	$43,980	0.4%
Dried seafood	$215	0.1%	$1,283	0.1%	$18,326	0.2%
SMS Services	$-	-	$8,463,946	76.9%	$8,834,353	80.5%
Total	$158,485	100%	$10,977,429	100%	$10,978,571	100%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Year End	Average
12/31/2024	7.2993	7.1957
12/31/2023	7.0999	7.0809
12/31/2022	6.8972	6.7290